SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Customer A [Member]
Total revenues, percentage	18.00%	13.00%	14.00%
Customer B [Member]
Total revenues, percentage		16.00%	13.00%
Customer C [Member]
Total revenues, percentage		11.00%	13.00%
Customer D [Member]
Total revenues, percentage		11.00%